FINANCIAL INSTRUMENTS (Details 17) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,649,011	$ 6,620,915
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,116,083	1,034,023
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	242,483	270,214
Syndicate ECA Banco BNP Paribas [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 455,325	$ 509,540